INVENTORY - Disclosure of detailed information about inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories [Line Items]
Capitalized costs	$ 8,992	$ 14,771
Fair valuation adjustment, net	984	1,814
Carrying value	9,976	16,585
Work in progress [Member] | Bulk cannabis [Member]
Inventories [Line Items]
Capitalized costs	3,735	5,364
Fair valuation adjustment, net	0	1,265
Carrying value	3,735	6,629
Finished goods [Member] | Packaged dried cannabis [Member]
Inventories [Line Items]
Capitalized costs	4,667	8,665
Fair valuation adjustment, net	984	549
Carrying value	5,651	9,214
Finished goods [Member] | Other products [Member]
Inventories [Line Items]
Capitalized costs	590	742
Fair valuation adjustment, net	0	0
Carrying value	$ 590	$ 742